Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss before income tax	$ (1,734)	$ (3,552)	$ (2,743)
Adjustments for
Amortization of intangible assets	21	236	261
Depreciation of property, plant and equipment	129	109	126
Impairment of intangible assets and goodwill	3	8	28
Impairment of property, plant and equipment	3	7	15
Equity-settled share-based payments	412	357	54
Finance costs	166	1,701	1,448
Net change in fair value of financial assets and liabilities	294	(37)	42
Net impairment loss on financial assets	58	19	63
Finance income	(107)	(28)	(53)
(Gain)/Loss on disposal of property, plant and equipment	(3)	(1)	9
Loss on disposal of intangible assets	0	0
Gain on disposal of associate	0	(2)	0
Gain on disposal of subsidiary	(2)	0	0
Share listing and associated expenses	0	353	0
Share of loss of equity-accounted investees (net of tax)	8	8	8
Change in provisions	3	15	31
Adjustments to reconcile profit (loss)	(749)	(807)	(711)
Changes in:
- Inventories	6	(1)	2
- Deposits pledged	0	(99)	0
- Trade and other receivables	(160)	(181)	31
- Trade and other payables	131	137	42
Cash used in operations	(772)	(951)	(636)
Income tax paid	(26)	(3)	(7)
Net cash used in operating activities	(798)	(954)	(643)
Cash flows from investing activities
Acquisition of property, plant and equipment	(58)	(73)	(22)
Purchase of intangible assets	(16)	(12)	(18)
Proceeds from disposal of property, plant and equipment	12	25	63
Acquisition of businesses, net of cash acquired	0	0	(3)
Acquisition of additional interests in associate	(109)	(16)	0
Proceeds From Disposal Of Associate	3	8	0
Acquisition of subsidiaries with non-controlling interests, net of cash acquired, and loan receivables	(266)	0	0
Net acquisitions of other investments	(683)	(2,717)	(359)
Interest received	55	28	51
Net cash (used in)/from investing activities	(1,062)	(2,757)	(288)
Cash flows from financing activities
Proceeds from the Reverse Recapitalization	0	4,425	0
Proceeds from share-based payment arrangements	8	46	5
Payment Of Listing Expense	(39)	0	0
Proceeds from bank loans	109	1,980	8
Repayment of bank loans	(1,019)	(176)	(106)
Payment of lease liabilities	(35)	(24)	(30)
Proceeds from issuance of convertible redeemable preference shares	0	463	1,389
Acquisition of non-controlling interests without change in control	(15)	(460)
Proceeds from subscription of shares in subsidiaries by non-controlling interests without change in control	32	443	329
Deposits pledged	(3)	(23)	0
Interest paid	(160)	(108)	(17)
Net cash from financing activities	(1,122)	6,566	1,578
Net increase in cash and cash equivalents	(2,982)	2,855	647
Cash and cash equivalents at January 1	4,991	2,173	1,511
Effect of exchange rate fluctuations on cash held	(57)	(37)	15
Cash and cash equivalents at December 31	$ 1,952	$ 4,991	$ 2,173